UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON D.C. 20549
                                    FORM 13F
                              FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: December 31, 2012
Check here if Amendment [ ]; Amendment Number:
This Amendment (check only one):        [ ] is a restatement.
                                        [ ] adds a new holdings entries.
Institutional Investment Manager Filing this report:
Name:                         Concordia Advisors (Bermuda) Ltd
Address:                      3rd Floor, 12 Bermudiana Road
                              Hamilton
                              Bermuda, HM11
13F File Number:              028-11110

The institutional investment manager filing this report and the person by whom is signed hereby represent that the person signing the report is authorised to it, that all information contained herein is true, correct and complete and it is understood that all required items, statements, schedules, lists and are considered integral parts of this

Person signing this report on behalf of reporting manager:

Name:                         Glen H. Griffin
Title:                        CFO
Phone:                        212-389-6319
Signature                 Place                               Date of Signing


Report Type (check only one):
[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:                2
Form 13F Information Table Entry Total:           8
Form 13F Information Table Value Total:           $48,461,942

List of other included managers

Code 13F File Number     Name

LLP                      Concordia Advisors LLP
LLC                      Concordia Advisors LLC

        FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
         NAME OF ISSUER        TITLE OF CLASS   CUSIP     (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BOARDWALK PIPELINE PARTNERS,LP ORD              096627104 3882.906   155940 SH       OTHER   LLP                 0   155940        0
CNA FINANCIAL CORP             ORD              126117100 8374.990   299000 SH       OTHER   LLP                 0   299000        0
CARNIVAL CORP                  PAIRED CTF       143658300  15443.4   420000 SH       OTHER   LLP                 0   420000        0
DEAN FOODS COMPANY             ORD              242370104 12418.12   752158 SH       OTHER   LLP                 0   752158        0
DIAMOND OFFSHORE DRILLING,INC  ORD              25271C102 5877.180    86480 SH       OTHER   LLP                 0    86480        0
DISCOVERY LABS                 ORD              254668403  3.62498     1718 SH       OTHER                       0     1718        0
DISCOVERY LABS                 ORD              254668403  7.19721     3411 SH       SOLE                     3411        0        0
ISHARES MSCI MEXICO INVESTAB   ORD              464286822 2454.514    34801 SH       OTHER   LLP                 0    34801        0